Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jun. 22, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable, net	$ 1,520		$ 1,520		$ 2,294
Unbilled revenue	100		100		600
Allowance for doubtful accounts
Deferred offering cost	1,100		1,100
Deferred cost, unpaid			800
Foreign exchange transaction gain	$ 0		$ 13
Foreign exchange transaction loss		$ 200		$ 200
Warrants issued (in Shares)						762,712
Strike price (in Dollars per share)						$ 0.89
Warrants outstanding (in Shares)	762,712	762,712	762,712	762,712
Exercise price (in Dollars per share)			$ 0.75
Research and development expense	$ 3,700	$ 4,000	$ 7,700	$ 7,900
Cost of revenue	2,500	3,700	5,400	7,100
General and administrative expenses	$ 1,200	$ 300	$ 2,300	$ 800
One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net receivables percentage			71.00%		96.00%
Recognized research and development revenue percentage	95.00%	87.00%	96.00%	92.00%